Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 346	SFr 306	SFr 311
Restructuring expenses		626	455
Reclassifications	(346)
Utilization		348	285
Restructuring Reserve, Ending Balance	SFr 0	346	306
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 190	110	94
Restructuring expenses		380	161
Reclassifications	(190)
Utilization		139	72
Restructuring Reserve, Ending Balance	0	190	110
General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications	23
General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications	167
of which pensions
Restructuring provision
Restructuring expenses		74	49
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	156	196	217
Restructuring expenses		169	192
Reclassifications	(156)
Utilization		209	213
Restructuring Reserve, Ending Balance	0	156	196
Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications	59
Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications	SFr 97
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses		56	71
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses		21	31
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses		388	280
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses		219	88
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses		87	24
Bank
Restructuring provision
Restructuring expenses		SFr 528	SFr 396